Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ 26,514	$ 33,086	$ 4,704
Income tax benefit	6,119	7,562	975
Total stock-based compensation, net of tax	20,395	25,524	3,729
Cost of services
Stock-Based Compensation
Stock-based compensation expense before income taxes	2,131	1,923	26
Cost of product sales
Stock-Based Compensation
Stock-based compensation expense before income taxes	430	445	(8)
Selling, general and administrative
Stock-Based Compensation
Stock-based compensation expense before income taxes	21,409	27,702	4,628
Research and development
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ 2,544	$ 3,016	$ 58